Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

April 30, 2019

O2T-QTLY-0619
1.951016.106

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,250,200	$71,498,938
Entertainment - 0.4%
Ateam, Inc.	5,000	74,465
GAMEVIL, Inc. (a)	15,000	611,464
Nihon Falcom Corp.	35,000	470,039
Viacom, Inc.:
Class A (b)	800,000	27,720,000
Class B (non-vtg.)	800,000	23,128,000
		52,003,968
Interactive Media & Services - 1.3%
Kakaku.com, Inc.	500,000	10,233,853
mixi, Inc.	10,000	215,270
Momo, Inc. ADR	5,000	175,350
XLMedia PLC	100,000	64,157
Yahoo! Japan Corp.	46,000,000	122,231,698
YY, Inc. ADR (a)	625,000	52,881,250
Zappallas, Inc. (a)(c)	1,000,000	3,761,390
ZIGExN Co. Ltd. (a)(d)	5,000	25,899
		189,588,867
Media - 2.2%
AMC Networks, Inc. Class A (a)(b)	125,000	7,301,250
Comcast Corp. Class A	3,500,000	152,355,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	2,275,136
Criteo SA sponsored ADR (a)	25,000	494,500
Discovery Communications, Inc.:
Class A (a)(b)	2,400,000	74,160,000
Class B (a)	19,308	718,837
DISH Network Corp. Class A (a)	100,000	3,512,000
DMS, Inc.	250,000	4,300,013
F@N Communications, Inc.	525,000	3,204,812
Fox Corp. Class A (a)	900,333	35,103,984
Gendai Agency, Inc. (c)	850,000	3,563,445
Hyundai HCN	2,250,049	8,186,319
Interspace Co. Ltd.	20,000	280,623
Ipsos SA	10,000	289,934
ITE Group PLC	1,800,871	1,700,195
Nippon BS Broadcasting Corp.	200,000	1,939,046
Nippon Television Network Corp.	150,000	2,186,813
Pico Far East Holdings Ltd.	8,909,000	3,259,335
Proto Corp.	50,000	933,166
RKB Mainichi Broadcasting Corp.	3,000	156,470
Television Broadcasts Ltd.	1,500,000	2,944,626
WOWOW INC.	250,000	6,454,509
		315,320,013
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	510,000	15,955,384

TOTAL COMMUNICATION SERVICES		644,367,170

CONSUMER DISCRETIONARY - 16.6%
Auto Components - 3.5%
Adient PLC	1,050,000	24,255,000
ASTI Corp.	30,000	537,816
ATLASBX Co. Ltd.	6,000	340,719
Burelle SA	1,700	1,792,317
Chita Kogyo Co. Ltd.	10,000	72,714
Cooper Tire & Rubber Co.	350,000	10,451,000
DaikyoNishikawa Corp.	550,000	5,515,059
Dongah Tire & Rubber Co. Ltd.	50,120	1,502,726
Eagle Industry Co. Ltd.	300,000	3,422,954
Exedy Corp.	15,000	341,757
Fukoku Co. Ltd.	275,000	2,036,671
G-Tekt Corp. (c)	2,850,000	40,398,133
Gentex Corp.	250,000	5,757,500
Hi-Lex Corp.	249,937	4,633,241
Hu Lane Associate, Inc.	50,000	139,797
Hyundai Mobis	950,000	189,753,524
IJT Technology Holdings Co. Ltd.	1,225,000	6,565,151
INFAC Corp.	362,529	1,631,989
Lear Corp.	425,034	60,779,862
Linamar Corp.	1,450,000	55,004,105
Murakami Corp.	35,000	811,571
Piolax, Inc.	924,000	17,294,672
Seoyon Co. Ltd.	425,000	1,716,051
Seoyon E-Hwa Co., Ltd.	685,725	4,341,709
SL Corp.	15,000	313,142
Strattec Security Corp.	40,000	1,211,600
TBK Co. Ltd. (c)	1,800,000	6,560,438
The Furukawa Battery Co. Ltd.	150,000	894,116
TPR Co. Ltd.	825,000	16,137,843
Xinyi Glass Holdings Ltd.	300,000	342,647
Yorozu Corp. (c)	1,852,000	26,850,218
		491,406,042
Automobiles - 0.3%
Audi AG	26,500	23,777,920
Fiat Chrysler Automobiles NV	139,000	2,141,990
Fiat Chrysler Automobiles NV	1,264,900	19,484,588
Kabe Husvagnar AB (B Shares)	25,000	393,775
Renault SA	10,000	682,157
Thor Industries, Inc.	50,000	3,293,500
		49,773,930
Distributors - 0.3%
Chori Co. Ltd. (c)	1,566,400	23,314,253
Doshisha Co. Ltd.	350,000	5,580,143
Harima-Kyowa Co. Ltd. (d)	122,366	1,631,254
Headlam Group PLC	50,000	280,360
LKQ Corp. (a)	200,000	6,020,000
Nakayamafuku Co. Ltd.	200,000	906,683
SPK Corp.	15,000	325,463
Uni-Select, Inc.	25,000	266,851
Yagi & Co. Ltd.	450,000	6,067,597
Yamae Hisano Co.	50,000	522,914
		44,915,518
Diversified Consumer Services - 0.5%
Asante, Inc. (e)	51,990	1,012,777
Cross-Harbour Holdings Ltd.	300,000	420,661
Estacio Participacoes SA	5,000	34,659
Heian Ceremony Service Co. Ltd.	500,000	3,945,419
Kukbo Design Co. Ltd.	200,000	2,792,072
MegaStudy Co. Ltd. (c)	1,086,945	12,512,833
MegaStudyEdu Co. Ltd. (c)	1,048,420	37,153,740
Multicampus Co. Ltd.	60,000	2,726,781
Step Co. Ltd.	217,000	2,927,878
Tsukada Global Holdings, Inc.	1,100,000	5,993,985
		69,520,805
Hotels, Restaurants & Leisure - 0.4%
Betsson AB (B Shares)	125,000	948,846
Fairwood Holdings Ltd.	50,000	174,957
Hiday Hidaka Corp.	250,000	4,535,661
Kura Corp. Ltd. (b)	100,000	4,313,479
Net Entertainment NE AB	175,000	556,180
Playtech Ltd.	100,000	570,109
The Restaurant Group PLC	16,957,111	31,841,385
Wyndham Destinations, Inc.	250,000	10,890,000
ZEAL Network SE	1,000	22,712
		53,853,329
Household Durables - 1.3%
Ace Bed Co. Ltd.	250,145	6,661,880
Cuckoo Holdings Co. Ltd.	35,000	4,374,962
Emak SpA	600,000	915,226
FJ Next Co. Ltd.	1,100,000	8,788,545
Flexsteel Industries, Inc.	10,000	216,600
Fuji Corp. Ltd.	50,000	377,037
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,800,581	56,122,035
Hamilton Beach Brands Holding Co.:
Class A	125,000	2,262,500
Class B (a)	125,000	2,262,500
Helen of Troy Ltd. (a)	425,000	61,200,000
Iida Group Holdings Co. Ltd.	100,000	1,686,790
Mohawk Industries, Inc. (a)	5,000	681,250
Nittoh Corp.	25,000	96,503
Q.E.P. Co., Inc. (a)	34,998	857,451
SABAF SpA	400,000	7,016,730
Sanei Architecture Planning Co. Ltd.	660,000	9,325,733
Sanyo Housing Nagoya Co. Ltd.	700,000	5,950,895
Taylor Morrison Home Corp. (a)	500,000	9,680,000
Tupperware Brands Corp.	134,500	3,201,100
Wellpool Co. Ltd.	200,000	372,144
		182,049,881
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	125,000	1,416,132
CROOZ, Inc. (a)(b)	55,000	759,864
Hyundai Home Shopping Network Corp.	10,000	859,099
N Brown Group PLC	300,000	422,496
NS Shopping Co. Ltd.	75,000	921,384
PetMed Express, Inc. (b)	5,000	109,250
		4,488,225
Leisure Products - 0.1%
Brunswick Corp.	50,000	2,560,500
Mars Group Holdings Corp.	550,000	10,768,437
		13,328,937
Multiline Retail - 0.5%
Big Lots, Inc.	50,000	1,858,000
Grazziotin SA	400,000	2,316,697
Gwangju Shinsegae Co. Ltd. (c)	97,372	16,521,310
Lifestyle China Group Ltd. (a)	12,500,000	4,620,895
Lifestyle International Holdings Ltd.	12,500,000	21,766,011
Macy's, Inc.	700,000	16,478,000
Treasure Factory Co. Ltd. (c)	850,000	5,516,854
Watts Co. Ltd. (e)	150,000	943,938
		70,021,705
Specialty Retail - 8.5%
ABC-MART, Inc.	25,000	1,553,032
Arc Land Sakamoto Co. Ltd.	500,000	6,476,951
AT-Group Co. Ltd.	905,000	16,427,218
AutoNation, Inc. (a)	450,000	18,868,500
Beacon Lighting Group Ltd.	25,891	18,936
Best Buy Co., Inc.	3,000,000	223,230,000
Cars.com, Inc. (a)	50,000	1,040,500
Cash Converters International Ltd. (a)	14,400,000	1,573,448
DCM Japan Holdings Co. Ltd.	25,000	247,094
DongAh Tire & Rubber Co. Ltd.	57,879	651,382
Dunelm Group PLC	300,000	3,344,760
E-Life Mall Corp. Ltd.	100,000	211,637
Fenix Outdoor International AG	1,017	102,990
Formosa Optical Technology Co. Ltd.	751,383	1,544,004
Fuji Corp. (c)	705,790	14,217,808
GameStop Corp. Class A (b)(c)	9,999,167	86,492,795
Genesco, Inc. (a)	150,000	6,721,500
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	13,185,912
Goldlion Holdings Ltd.	9,300,000	3,805,451
Guess?, Inc. (c)	5,750,000	117,127,500
Handsman Co. Ltd.	725,000	8,005,296
Hibbett Sports, Inc. (a)(c)	1,150,300	23,811,210
Hour Glass Ltd.	28,600,000	16,506,874
IA Group Corp.	18,200	555,501
International Housewares Retail Co. Ltd.	999,600	262,489
JB Hi-Fi Ltd. (b)	925,000	16,804,069
John David Group PLC	33,500,000	274,947,094
Jumbo SA	1,750,000	31,797,360
K's Holdings Corp.	3,950,000	35,211,185
Ku Holdings Co. Ltd.	600,000	4,707,572
Leon's Furniture Ltd.	125,000	1,354,781
Lookers PLC	1,534,541	1,810,943
Lovisa Holdings Ltd.	10,000	71,059
Mandarake, Inc. (b)	180,000	946,901
Mitsui & Associates Telepark Corp.	25,000	405,314
Mr. Bricolage SA	311,600	1,901,229
Nafco Co. Ltd.	640,400	8,347,420
Nitori Holdings Co. Ltd.	625,000	74,341,308
Nojima Co. Ltd.	50,000	856,861
Oriental Watch Holdings Ltd.	9,273,000	2,742,372
Padini Holdings Bhd	2,000,000	1,857,540
Sacs Bar Holdings, Inc.	400,000	3,978,635
Sally Beauty Holdings, Inc. (a)	5,900,000	104,430,000
Samse SA	37,000	5,747,639
Silvano Fashion Group A/S	9,800	29,491
SuperGroup PLC	125,000	841,080
The Buckle, Inc.	632,900	11,695,992
Tokatsu Holdings Co. Ltd. (c)	250,000	1,003,187
Truworths International Ltd.	334,900	1,769,667
Urban Outfitters, Inc. (a)	5,000	148,650
Vita Group Ltd.	350,000	424,380
Vitamin Shoppe, Inc. (a)(b)	400,000	2,512,000
Williams-Sonoma, Inc. (b)	850,000	48,594,500
		1,205,261,017
Textiles, Apparel & Luxury Goods - 1.2%
Best Pacific International Holdings Ltd.	2,700,000	984,346
Capri Holdings Ltd. (a)	2,000,000	88,160,000
Embry Holdings Ltd.	3,200,000	938,201
Ff Group (a)(f)	1,180,000	3,176,371
Fossil Group, Inc. (a)(b)	2,338,700	30,566,809
Fujibo Holdings, Inc.	2,000	49,697
Grendene SA	300,000	561,577
Hagihara Industries, Inc.	135,000	1,760,896
Magni-Tech Industries Bhd	3,200,000	3,598,984
Only Corp.	15,000	113,380
Sakai Ovex Co. Ltd.	180,000	2,795,458
Sitoy Group Holdings Ltd.	11,200,000	2,612,686
Tapestry, Inc.	350,000	11,294,500
Ted Baker PLC	250,000	5,242,080
Texwinca Holdings Ltd.	1,800,000	715,888
Worldwide Brand Management AB	5,000	14,907
Youngone Holdings Co. Ltd.	258,000	14,407,093
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	8,078,600
		175,071,473

TOTAL CONSUMER DISCRETIONARY		2,359,690,862

CONSUMER STAPLES - 4.3%
Beverages - 0.9%
A.G. Barr PLC	500,000	5,555,040
Britvic PLC	6,968,131	83,004,655
C&C Group PLC	412,710	1,566,901
Jinro Distillers Co. Ltd. (c)	523,000	13,434,335
Lucas Bols BV (g)	120,000	2,086,176
Muhak Co. Ltd.	340,000	3,972,474
Olvi PLC (A Shares)	100,000	3,706,888
Spritzer Bhd	1,000,000	556,295
Willamette Valley Vineyards, Inc. (a)	5,000	36,650
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	13,673,308
		127,592,722
Food & Staples Retailing - 1.6%
Amsterdam Commodities NV	625,000	14,230,300
Belc Co. Ltd.	35,000	1,563,131
Create SD Holdings Co. Ltd.	930,000	21,405,988
Daiichi Co. Ltd.	200,000	1,224,471
Dong Suh Companies, Inc.	500,000	8,397,694
Genky DrugStores Co. Ltd.	400,000	9,357,691
Halows Co. Ltd.	100,000	1,974,954
J Sainsbury PLC	150,000	435,210
Kroger Co.	1,050,000	27,069,000
Magnit OJSC	5,388	309,999
MARR SpA	750,000	18,211,980
Medical Ikkou Co. Ltd.	4,000	298,398
Metro Wholesale & Food Specialist AG	10,000	169,362
Nihon Chouzai Co. Ltd.	50,000	1,813,367
OM2 Network Co. Ltd.	220,000	2,431,168
Qol Holdings Co. Ltd.	150,000	2,267,606
Retail Partners Co. Ltd.	550,000	5,737,241
Sapporo Clinical Laboratory	20,000	377,216
Satoh & Co. Ltd. (b)	50,000	741,954
Satsudora Holdings Co. Ltd. (c)	400,000	7,156,515
Shoei Foods Corp. (b)	50,000	1,398,178
Thai President Foods PCL	131,357	658,483
United Natural Foods, Inc. (a)	412,000	5,323,040
Valor Holdings Co. Ltd.	650,000	15,789,757
Walgreens Boots Alliance, Inc.	1,500,100	80,360,357
Yuasa Funashoku Co. Ltd.	10,000	332,151
		229,035,211
Food Products - 1.2%
Ajinomoto Malaysia Bhd	1,650,000	7,023,824
Armanino Foods of Distinction	325,000	1,082,250
Astral Foods Ltd.	1,000	12,723
Bakkavor Group PLC (g)	100,000	168,738
Bell AG	40,500	11,645,812
Binggrea Co. Ltd.	15,000	951,023
Cal-Maine Foods, Inc.	100,000	4,111,000
Carr's Group PLC	4,270,000	8,185,078
Changshouhua Food Co. Ltd.	3,500,000	1,481,236
Cranswick PLC	455,526	17,214,291
Fleury Michon SA	2,000	90,625
Fresh Del Monte Produce, Inc.	1,138,200	33,588,282
High Liner Foods, Inc. (b)	50,000	279,913
Ingredion, Inc.	210,000	19,897,500
JC Comsa Corp.	150,000	486,108
Kaneko Seeds Co. Ltd.	150,000	1,820,549
Kaveri Seed Co. Ltd.	217,323	1,388,556
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	6,400,687
London Biscuits Bhd (a)	5,000,000	393,034
London Biscuits Bhd warrants 1/26/20 (a)	500,000	1,814
M. Dias Branco SA	10,000	106,067
Nissin Foods Co. Ltd.	500,000	276,616
Nitto Fuji Flour Milling Co. Ltd.	10,000	555,680
Origin Enterprises PLC	50,000	309,001
Pickles Corp.	100,000	1,853,764
President Bakery PCL	16,500	31,405
Prima Meat Packers Ltd.	1,250,000	22,824,184
S Foods, Inc.	300,000	10,314,646
Select Harvests Ltd.	900,687	4,063,612
Shinobu Food Products Co. Ltd. (b)	25,000	161,587
Thai Wah PCL	426,000	108,777
Toyo Sugar Refining Co. Ltd.	210,000	1,841,824
Tyson Foods, Inc. Class A	10,000	750,100
Valsoia SpA	71,025	1,039,584
		160,459,890
Personal Products - 0.4%
Asaleo Care Ltd. (a)	900,000	583,699
Hengan International Group Co. Ltd.	3,600,000	31,733,123
Jacques Bogart SA	15,000	152,089
Sarantis SA	2,400,000	19,892,698
		52,361,609
Tobacco - 0.2%
KT&G Corp.	315,000	27,602,856
Scandinavian Tobacco Group A/S (g)	400,000	4,762,406
		32,365,262

TOTAL CONSUMER STAPLES		601,814,694

ENERGY - 9.0%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	599,015
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	6,419,744
Cathedral Energy Services Ltd. (a)	800,000	418,004
Diamond Offshore Drilling, Inc. (a)(b)	1,200,000	11,652,000
Ensco PLC Class A (b)	1,750,000	24,447,500
Geospace Technologies Corp. (a)	512,613	6,894,645
High Arctic Energy Services, Inc.	400,000	1,155,483
Liberty Oilfield Services, Inc. Class A	600,000	8,946,000
National Oilwell Varco, Inc.	200,000	5,228,000
PHX Energy Services Corp. (a)	25,000	61,768
Precision Drilling Corp. (a)	200,000	491,155
Prosafe ASA (a)	600,000	1,126,636
Shelf Drilling Ltd. (a)(g)	100,000	463,636
Shinko Plantech Co. Ltd.	1,925,000	20,063,064
Smart Sand, Inc. (a)(b)	455,000	1,788,150
Subsea 7 SA	100,000	1,270,364
Tidewater, Inc. (a)	82,985	1,867,163
Tidewater, Inc. warrants 11/14/24 (a)	4,764	7,479
Transocean Ltd. (United States) (a)	4,204,720	33,049,099
		125,948,905
Oil, Gas & Consumable Fuels - 8.1%
Advantage Oil & Gas Ltd. (a)	200,000	331,417
Alvopetro Energy Ltd. (a)	2,800,000	930,059
ARC Resources Ltd.	100,000	635,217
Baytex Energy Corp. (a)(b)	5,300,000	10,760,618
Beach Energy Ltd.	1,392,894	2,091,491
Berry Petroleum Corp.	100,000	1,136,000
Birchcliff Energy Ltd.	7,030,814	18,368,179
Bonanza Creek Energy, Inc. (a)	25,000	601,750
Bonavista Energy Corp. (b)	2,335,000	1,830,074
Bonterra Energy Corp. (b)	500,000	2,496,828
Cenovus Energy, Inc. (Canada)	150,000	1,486,900
Chevron Corp.	600,000	72,036,000
China Petroleum & Chemical Corp.:
(H Shares)	224,100,000	172,267,809
sponsored ADR (H Shares)	50,000	3,837,000
CNOOC Ltd.	450,000	817,350
CNOOC Ltd. sponsored ADR	100,000	18,168,000
ConocoPhillips Co.	2,550,000	160,956,000
Contango Oil & Gas Co. (a)	250,000	755,000
Denbury Resources, Inc. (a)(b)	6,500,000	14,495,000
Enagas SA	1,700,000	48,430,688
Eni SpA	10,000	170,411
EQM Midstream Partners LP	7,500	345,000
Fuji Kosan Co. Ltd.	105,000	660,757
Fuji Oil Co. Ltd.	200,000	499,125
Husky Energy, Inc.	5,800,000	62,948,421
Imperial Oil Ltd.	800,000	23,241,024
International Seaways, Inc. (a)	55,000	980,100
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,651,555
Murphy Oil Corp.	1,600,000	43,584,000
NACCO Industries, Inc. Class A	125,000	5,111,250
NuVista Energy Ltd. (a)	250,000	813,615
Oil & Natural Gas Corp. Ltd.	52,500,616	127,544,679
Oil India Ltd.	75,656	196,453
Peyto Exploration & Development Corp. (b)(c)	12,474,700	56,334,952
S-Oil Corp.	10,000	792,089
San-Ai Oil Co. Ltd.	200,000	1,684,097
Sanrin Co. Ltd. (b)	15,000	94,125
Seven Generations Energy Ltd. (a)	125,000	979,697
Sinopec Kantons Holdings Ltd.	6,000,000	2,676,932
Southwestern Energy Co. (a)	13,275,100	52,436,645
Star Petroleum Refining PCL	3,200,000	1,062,740
Thai Oil PCL (For. Reg.)	1,000,000	2,169,656
Total SA sponsored ADR	3,639,783	202,626,720
TransGlobe Energy Corp.	30,000	58,670
Tsakos Energy Navigation Ltd.	500,000	1,610,000
Whiting Petroleum Corp. (a)	725,000	19,857,750
World Fuel Services Corp.	250,000	7,712,500
		1,156,274,343

TOTAL ENERGY		1,282,223,248

FINANCIALS - 15.2%
Banks - 2.9%
Banco de Sabadell SA	100,000	116,198
Bar Harbor Bankshares	251,500	6,609,420
Central Valley Community Bancorp	25,000	511,500
Citizens Financial Services, Inc.	15,053	912,212
Community Trust Bancorp, Inc.	25,000	1,056,250
Credit Agricole Atlantique Vendee	7,000	1,153,812
Erste Group Bank AG	5,000	200,206
F & M Bank Corp.	131,632	4,080,592
First Hawaiian, Inc.	100,000	2,765,000
First of Long Island Corp.	5,000	116,350
Gunma Bank Ltd.	5,600,000	22,069,213
Hiroshima Bank Ltd.	1,000,000	5,368,284
JPMorgan Chase & Co.	100,000	11,605,000
Mitsubishi UFJ Financial Group, Inc.	17,000,000	84,345,944
NIBC Holding NV (g)	1,100,000	10,499,298
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	786,735
OFG Bancorp	1,861,516	37,565,393
Ogaki Kyoritsu Bank Ltd.	60,000	1,350,869
San ju San Financial Group, Inc.	300,000	4,047,758
Schweizerische Nationalbank	10	56,921
Shinsei Bank Ltd.	100,000	1,384,263
Skandiabanken ASA (g)	625,000	6,150,427
Sparebank 1 Oestlandet	1,000,000	9,968,183
Sumitomo Mitsui Financial Group, Inc.	4,100,000	149,019,559
Texas Capital Bancshares, Inc. (a)	150,000	9,709,500
The Keiyo Bank Ltd.	600,000	3,700,346
The San-In Godo Bank Ltd.	1,800,000	11,876,655
Unicaja Banco SA (g)	6,000,000	6,891,110
Van Lanschot NV (Bearer)	81,300	2,110,958
Yamaguchi Financial Group, Inc.	1,700,000	12,514,027
		408,541,983
Capital Markets - 1.8%
ABG Sundal Collier ASA	1,500,000	747,614
BinckBank NV	109,000	772,648
Blue Sky Alternative Investments Ltd. (a)	10,000	1,903
CI Financial Corp.	10,000	143,838
Diamond Hill Investment Group, Inc.	15,000	2,167,200
Donnelley Financial Solutions, Inc. (a)	10,000	153,100
Edify SA (a)	10,068	581,552
Gluskin Sheff + Associates, Inc.	100,000	1,075,614
Goldman Sachs Group, Inc.	410,000	84,427,200
Lazard Ltd. Class A	25,000	972,000
Morgan Stanley	500,000	24,125,000
State Street Corp.	2,000,000	135,320,000
		250,487,669
Consumer Finance - 2.6%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	10,267,438
Credit Corp. Group Ltd. (b)	52,450	881,845
Discover Financial Services	1,750,000	142,607,500
Santander Consumer U.S.A. Holdings, Inc.	900,000	19,215,000
Synchrony Financial	5,850,000	202,819,500
		375,791,283
Diversified Financial Services - 1.1%
AXA Equitable Holdings, Inc.	850,000	19,286,500
Fuyo General Lease Co. Ltd.	550,000	27,303,739
IBJ Leasing Co. Ltd.	200,000	4,680,641
NICE Holdings Co. Ltd.	250,000	4,800,216
Ricoh Leasing Co. Ltd.	1,070,000	31,121,684
Tokyo Century Corp.	1,350,000	62,049,464
		149,242,244
Insurance - 6.6%
AFLAC, Inc.	3,900,000	196,482,000
April	1,100,000	26,402,464
ASR Nederland NV	1,000,000	44,415,360
Brighthouse Financial, Inc. (a)	303,436	12,680,590
Db Insurance Co. Ltd. (a)	1,375,000	80,798,275
Genworth Financial, Inc. Class A	14,710,000	55,750,900
Hyundai Fire & Marine Insurance Co. Ltd.	450,000	14,787,244
Kansas City Life Insurance Co.	2,000	69,300
MetLife, Inc.	7,500,000	345,975,000
National Western Life Group, Inc.	24,000	6,401,280
NN Group NV	2,022,101	88,043,313
Power Corp. of Canada (sub. vtg.)	600,000	13,767,261
Principal Financial Group, Inc.	100,000	5,716,000
Prudential Financial, Inc.	222,300	23,499,333
Shinkong Insurance Co. Ltd.	100,000	125,558
Sony Financial Holdings, Inc.	1,000,000	20,351,003
Sul America SA unit	150,000	1,193,543
Suncorp Group Ltd.	10,000	93,547
Talanx AG	180,000	7,191,251
		943,743,222
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	74,500	1,032,570
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,005,600	4,793,515
Genworth MI Canada, Inc. (b)	443,200	13,772,050
Genworth Mortgage Insurance Ltd. (b)	3,250,899	5,477,214
Hingham Institution for Savings	10,100	1,868,601
		25,911,380

TOTAL FINANCIALS		2,154,750,351

HEALTH CARE - 19.1%
Biotechnology - 7.1%
AbbVie, Inc.	700,000	55,573,000
Amgen, Inc.	1,960,000	351,467,200
Biogen, Inc. (a)	575,000	131,813,000
Celgene Corp. (a)	1,500,000	141,990,000
Cell Biotech Co. Ltd.	375,000	9,729,298
Essex Bio-Technology Ltd.	2,000,000	1,843,259
Gilead Sciences, Inc.	1,816,600	118,151,664
United Therapeutics Corp. (a)	1,900,000	194,883,000
		1,005,450,421
Health Care Equipment& Supplies - 0.5%
A&T Corp.	90,000	722,295
Create Medic Co. Ltd.	35,000	304,457
Fukuda Denshi Co. Ltd.	625,000	43,538,758
InBody Co. Ltd.	5,000	94,930
Interojo Co. Ltd.	5,150	117,688
Kawasumi Laboratories, Inc.	100,000	657,121
Medikit Co. Ltd.	35,000	1,787,782
Meridian Bioscience, Inc.	5,000	57,550
Nakanishi, Inc.	300,000	5,744,423
Paramount Bed Holdings Co. Ltd.	75,000	3,514,520
Paul Hartmann AG	1,000	349,939
Riverstone Holdings Ltd.	100,000	75,730
St.Shine Optical Co. Ltd.	900,000	16,775,613
Value Added Technology Co. Ltd.	75,000	1,717,124
Vieworks Co. Ltd.	25,000	684,058
		76,141,988
Health Care Providers & Services - 10.5%
Anthem, Inc.	2,575,000	677,302,252
CVS Health Corp.	5,400,030	293,653,631
EBOS Group Ltd.	487,300	6,971,518
Excelsior Medical Co. Ltd.	200,000	318,102
Hokuyaku Takeyama Holdings, Inc.	15,000	96,952
Humana, Inc.	448,600	114,576,926
Laboratory Corp. of America Holdings (a)	425,000	67,966,000
MEDNAX, Inc. (a)	600,000	16,782,000
Quest Diagnostics, Inc.	400,000	38,552,000
Saint-Care Holding Corp.	375,000	1,750,527
Sigma Healthcare Ltd.	6,500,000	2,405,642
Tokai Corp. (e)	375,000	8,641,546
Uchiyama Holdings Co. Ltd.	775,000	3,381,211
UnitedHealth Group, Inc.	1,000,000	233,070,000
Universal Health Services, Inc. Class B	250,000	31,717,500
Viemed Healthcare, Inc. (a)	25,000	147,421
Yagami, Inc.	5,000	80,838
		1,497,414,066
Health Care Technology - 0.1%
Pharmagest Interactive	180,749	11,636,592
Life Sciences Tools & Services - 0.1%
Cambrex Corp. (a)	5,000	215,100
ICON PLC (a)	50,000	6,829,000
		7,044,100
Pharmaceuticals - 0.8%
Apex Healthcare Bhd	750,000	1,596,324
Biofermin Pharmaceutical Co. Ltd.	100,000	2,047,668
Boiron SA	15,000	799,981
Daito Pharmaceutical Co. Ltd. (d)	210,000	6,758,382
Dawnrays Pharmaceutical Holdings Ltd.	22,505,000	4,102,354
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	65,020
DongKook Pharmaceutical Co. Ltd.	83,000	4,107,181
Genomma Lab Internacional SA de CV (a)	5,000,000	4,019,464
Huons Co. Ltd.	2,904	160,417
Kaken Pharmaceutical Co. Ltd.	10,000	425,962
Korea United Pharm, Inc.	130,000	2,931,676
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	15,175,127
Kyung Dong Pharmaceutical Co. Ltd.	50,000	470,357
Lee's Pharmaceutical Holdings Ltd.	10,000,000	8,553,437
Luye Pharma Group Ltd. (b)(g)	4,500,000	4,072,762
Nippon Chemiphar Co. Ltd.	75,010	1,952,098
Orient Europharma Co. Ltd.	200,000	371,497
PT Tempo Scan Pacific Tbk	500,000	61,053
Samjin Pharmaceutical Co. Ltd.	2,000	67,096
Sanofi SA sponsored ADR	200,000	8,746,000
Stallergenes Greer PLC (a)	104,976	4,321,098
Syngen Biotech Co. Ltd.	55,000	209,129
Taro Pharmaceutical Industries Ltd.	350,000	37,593,500
Towa Pharmaceutical Co. Ltd.	450,000	11,032,362
Vetoquinol SA	10,000	628,096
Vivimed Labs Ltd. (a)	100,000	34,244
		120,302,285

TOTAL HEALTH CARE		2,717,989,452

INDUSTRIALS - 8.1%
Aerospace & Defense - 0.0%
Austal Ltd.	300,000	564,665
Magellan Aerospace Corp.	125,000	1,749,459
SIFCO Industries, Inc. (a)	61,000	178,120
The Lisi Group	10,000	334,798
Vectrus, Inc. (a)	60,000	2,433,000
		5,260,042
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,741,865
CTI Logistics Ltd.	456,843	265,692
Hub Group, Inc. Class A (a)	10,000	415,700
Onelogix Group Ltd.	4,600,100	1,189,820
SBS Co. Ltd.	250,000	4,210,243
		14,823,320
Airlines - 0.0%
WestJet Airlines Ltd.	10,000	141,151
Building Products - 0.2%
COVIA Corp. (a)(b)	725,000	3,487,250
InnoTec TSS AG	50,000	740,256
Installux SA	500	198,523
Kondotec, Inc.	25,000	219,040
KVK Corp.	75,000	1,069,168
Miyako, Inc. (d)	15,300	120,867
Nichias Corp.	5,000	96,144
Nihon Dengi Co. Ltd.	350,000	8,825,800
Noda Corp.	400,000	2,883,433
Resideo Technologies, Inc. (a)	50,000	1,135,000
Sekisui Jushi Corp.	750,000	14,462,049
		33,237,530
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	5,300,100	3,179,163
Calian Technologies Ltd.	309,000	7,989,669
Civeo Corp. (a)	2,916,700	5,862,567
CMC Corp.	15,000	275,237
Fursys, Inc.	200,000	6,305,788
Loomis AB (B Shares)	75,000	2,774,797
Matsuda Sangyo Co. Ltd.	150,000	1,893,263
Mitie Group PLC	1,833,898	3,135,129
Nippon Kanzai Co. Ltd.	20,000	361,955
Secom Joshinetsu Co. Ltd.	25,000	809,058
VSE Corp.	330,000	10,088,100
		42,674,726
Construction & Engineering - 0.5%
Arcadis NV (b)	1,000,000	18,876,528
Arcadis NV rights (a)(d)	1,000,000	527,152
Boustead Projs. Pte Ltd.	2,549,475	1,762,008
Boustead Singapore Ltd.	9,647,800	5,710,226
Daiichi Kensetsu Corp.	275,000	3,937,565
Geumhwa PSC Co. Ltd.	1,000	29,768
Hokuriku Electrical Construction Co. Ltd.	125,000	1,024,507
Joban Kaihatsu Co. Ltd. (b)	5,000	250,011
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	590,691
Meisei Industrial Co. Ltd.	600,000	4,012,747
Mirait Holdings Corp.	47,000	688,155
Nakano Corp.	10,000	42,551
Nippon Rietec Co. Ltd.	1,041,046	13,401,499
Seikitokyu Kogyo Co. Ltd.	550,000	2,799,497
Shinnihon Corp.	75,000	641,636
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	96,625
Sumiken Mitsui Road Co. Ltd.	60,000	398,043
Sumitomo Densetsu Co. Ltd.	175,000	2,989,587
Toshiba Plant Systems & Services Corp.	400,000	7,152,924
Watanabe Sato Co. Ltd.	60,000	1,173,123
		66,104,843
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd. (d)	132,000	3,199,425
Aros Quality Group AB	853,205	16,723,651
Canare Electric Co. Ltd.	95,000	1,645,092
Dewhurst PLC	25,000	342,300
Eaton Corp. PLC	350,000	28,987,000
Hammond Power Solutions, Inc. Class A	530,000	2,872,136
Holding Co. ADMIE IPTO SA	25,000	48,117
Iwabuchi Corp.	10,000	463,216
Regal Beloit Corp.	75,000	6,381,000
Somfy SA	25,000	2,265,632
Terasaki Electric Co. Ltd.	110,000	911,441
		63,839,010
Industrial Conglomerates - 0.1%
Lifco AB	100,018	4,763,979
Mytilineos Holdings SA	850,000	9,214,224
Nolato AB Series B	65,000	3,016,785
Reunert Ltd.	300,000	1,625,516
		18,620,504
Machinery - 0.8%
Aalberts Industries NV	5,000	196,280
Conrad Industries, Inc. (a)	22,800	325,128
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	18,521,765
Daiwa Industries Ltd.	1,100,000	12,807,577
Estic Corp.	50,000	2,984,874
Fuji Latex Co. Ltd.	35,000	675,838
Fujimak Corp.(c)	820,000	5,837,425
Fukushima Industries Corp.	75,000	2,592,127
Global Brass & Copper Holdings, Inc.	275,000	11,932,250
Haitian International Holdings Ltd.	4,501,000	11,268,565
Hy-Lok Corp.	150,000	2,538,638
Ihara Science Corp.	200,000	2,271,197
Jaya Holdings Ltd. (a)(f)	1,157,500	24,680
Koike Sanso Kogyo Co. Ltd.	35,000	735,536
Krones AG	10,000	930,367
Mitsuboshi Belting Ltd.	12,500	236,321
Momentum Group AB Class B	525,000	5,428,304
Nakanishi Manufacturing Co. Ltd.	250,000	2,134,297
Nansin Co. Ltd.	250,000	1,223,125
Sakura Rubber Co. Ltd.	38,000	1,999,013
Sansei Co. Ltd. (c)	850,000	3,044,571
Semperit AG Holding (a)(b)	300,000	4,643,424
SIMPAC, Inc.	2,325,000	5,133,332
Suzumo Machinery Co. Ltd.	10,000	108,892
Teikoku Sen-I Co. Ltd.	550,000	12,244,715
The Hanshin Diesel Works Ltd.	30,000	541,048
Tocalo Co. Ltd.	400,000	3,271,242
Yamada Corp.	80,000	1,763,095
		115,413,626
Marine - 0.1%
Freight Management Holdings Bhd	1,500,000	250,333
Japan Transcity Corp.	1,400,000	5,567,575
Nippon Concept Corp.	25,000	243,952
SITC International Holdings Co. Ltd.	8,000,000	8,494,799
		14,556,659
Professional Services - 0.7%
ABIST Co. Ltd. (c)	250,000	7,080,659
Akka Technologies SA	600,000	44,011,584
Bertrandt AG	200,000	15,590,240
Career Design Center Co. Ltd.	110,000	1,447,641
Cpl Resources PLC	50,000	375,736
McMillan Shakespeare Ltd.	2,600,000	24,322,185
SHL-JAPAN Ltd.	125,000	1,941,290
WDB Holdings Co. Ltd.	100,000	2,953,454
		97,722,789
Road & Rail - 0.8%
Autohellas SA (c)	650,000	18,226,000
ComfortDelgro Corp. Ltd.	100,000	197,780
Daqin Railway Co. Ltd. (A Shares)	42,000,622	53,132,979
Hamakyorex Co. Ltd.	212,000	7,812,379
Higashi Twenty One Co. Ltd.	200,000	800,754
Kyushu Railway Co.	250,000	8,124,243
NANSO Transport Co. Ltd.	125,000	1,345,437
Nikkon Holdings Co. Ltd.	100,000	2,349,298
SENKO Co. Ltd.	200,000	1,601,508
Shin-Keisei Electric Railway Co. Ltd.	25,000	464,787
STEF-TFE Group	90,000	8,519,674
The Hokkaido Chuo Bus Co. Ltd.	1,000	36,761
Tohbu Network Co. Ltd.	175,000	1,616,545
Utoc Corp.	1,600,000	7,799,273
		112,027,418
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	950,000	47,158,000
Alconix Corp.	18,000	212,164
Bergman & Beving AB (B Shares)	625,000	6,706,420
Canox Corp. (d)	375,200	2,923,593
Daiichi Jitsugyo Co. Ltd.	25,000	768,661
Green Cross Co. Ltd. (c)(d)	606,700	5,745,936
HERIGE	60,000	1,742,966
Houston Wire & Cable Co. (a)(c)	1,348,500	8,347,215
Howden Joinery Group PLC	225,000	1,490,472
iMarketKorea, Inc.	35,000	292,867
Itochu Corp.	19,300,000	346,514,655
Kamei Corp. (c)	2,100,000	20,925,535
Latham James PLC	10,000	104,972
Lumax International Corp. Ltd.	1,588,740	3,696,538
Meiwa Corp.	1,425,000	5,794,919
Mitani Shoji Co. Ltd.	665,000	34,684,232
Mitsubishi Corp.	1,300,000	35,664,078
Narasaki Sangyo Co. Ltd.	70,000	1,149,333
Nishikawa Keisoku Co. Ltd.	20,000	847,435
Pla Matels Corp.	300,000	1,467,750
Rasa Corp.	235,000	1,757,305
Sakai Trading Co. Ltd.	30,000	435,208
Shinsho Corp.	100,000	2,382,513
Yamazen Co. Ltd.	100,000	1,045,828
Yuasa Trading Co. Ltd.	650,000	18,468,064
		550,326,659
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,500,000	1,689,017
Isewan Terminal Service Co. Ltd.	300,000	2,170,654
Meiko Transportation Co. Ltd.	75,000	784,371
Qingdao Port International Co. Ltd. (H Shares) (a)(g)	16,000,000	11,115,643
		15,759,685

TOTAL INDUSTRIALS		1,150,507,962

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.0%
HF Co. (c)	225,000	1,468,735
Electronic Equipment & Components - 0.9%
AAC Technology Holdings, Inc.	5,000	32,481
Daido Signal Co. Ltd.	400,000	1,842,093
Dell Technologies, Inc. (a)	194,360	13,101,808
Elematec Corp.	400,000	7,336,056
FLEXium Interconnect, Inc.	25,000	78,393
HAGIAWARA ELECTRIC Co. Ltd.	325,000	8,986,041
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000,000	5,624,231
ITC Networks Corp.	5,000	61,807
Kingboard Chemical Holdings Ltd.	5,675,000	18,483,103
Kyosha Co. Ltd.	50,000	166,076
Lacroix SA (c)	376,493	10,219,044
Lagercrantz Group AB (B Shares)	10,000	121,815
Makus, Inc.	300,000	1,461,328
New Cosmos Electric Co. Ltd.	35,000	538,848
Nihon Denkei Co. Ltd.	50,000	644,104
PAX Global Technology Ltd.	8,500,000	3,965,684
Redington India Ltd.	5,172,013	7,555,994
Riken Kieki Co. Ltd.	550,000	10,383,321
Shibaura Electronics Co. Ltd.	225,000	7,988,464
Simplo Technology Co. Ltd.	1,400,000	11,869,782
SYNNEX Corp.	20,000	2,157,600
Thinking Electronic Industries Co. Ltd.	1,500,000	4,038,574
VST Holdings Ltd.	20,335,700	11,146,684
		127,803,331
Internet Software & Services - 0.0%
Danawa Co. Ltd.	10,000	198,452
IT Services - 3.4%
All for One Steeb AG	10,000	569,773
Amdocs Ltd.	1,250,000	68,850,000
Avant Corp.	150,000	2,196,239
Bouvet ASA	5,000	161,693
Cielo SA	3,400,000	6,659,356
Computer Services, Inc.	5,000	326,250
Data#3 Ltd.	800,001	1,003,850
Dimerco Data System Corp.	500,000	618,083
E-Credible Co. Ltd.	240,000	3,865,946
eClerx Services Ltd. (a)	123,576	2,032,837
Enea Data AB (a)	210,000	3,386,377
Estore Corp. (c)	302,600	2,083,524
Future Corp.	739,200	12,302,857
GMO Internet, Inc.	5,000	77,158
IFIS Japan Ltd.	175,000	941,021
Korea Information & Communication Co. Ltd. (a)	325,000	2,540,786
Neurones	12,000	288,027
NIC, Inc.	200,000	3,452,000
Nice Information & Telecom, Inc.	132,413	2,428,688
Persistent Systems Ltd.	400,000	3,654,142
Societe Pour L'Informatique Industrielle SA	174,000	4,273,969
Softcreate Co. Ltd.	50,000	706,944
Sonata Software Ltd.	100,000	475,756
Sopra Steria Group	480,000	61,266,279
Tessi SA (b)(c)	199,798	27,675,540
The Western Union Co.	13,603,700	264,455,928
TravelSky Technology Ltd. (H Shares)	350,000	899,003
		477,192,026
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	295,530
KLA-Tencor Corp.	18,750	2,390,250
Miraial Co. Ltd. (b)(c)	600,000	6,695,094
Phison Electronics Corp.	750,000	7,050,515
Protec Co. Ltd. (a)	5,000	86,984
		16,518,373
Software - 0.3%
8K Miles Software Services Ltd. (a)	5,000	8,252
Cyient Ltd.	50,000	423,277
eBase Co. Ltd. (e)	232,400	2,253,171
Ebix, Inc. (b)	300,000	15,144,000
InfoVine Co. Ltd.	63,600	1,319,525
Integrated Research Ltd.	15,000	26,224
Jastec Co. Ltd.	110,000	933,166
KPIT Cummins Infosystems Ltd.	1,800,000	2,419,056
KPIT Engineering Ltd. (a)	1,800,000	2,668,457
KSK Co., Ltd.	121,900	2,133,893
Linedata Services	10,000	312,926
Micro Focus International PLC sponsored ADR	414,869	10,409,063
Sinosoft Tech Group Ltd.	3,000,000	1,070,773
System Research Co. Ltd.	25,000	589,120
Toho System Science Co. Ltd.	100,000	822,299
Uchida Esco Co. Ltd. (c)	315,400	4,527,354
Zensar Technologies Ltd.	500,000	1,684,566
		46,745,122
Technology Hardware, Storage & Peripherals - 1.1%
Bluecom Co. Ltd.	55,000	197,979
Elecom Co. Ltd.	40,000	1,335,787
HP, Inc.	7,000,000	139,650,000
TPV Technology Ltd.	25,000,000	5,800,020
		146,983,786

TOTAL INFORMATION TECHNOLOGY		816,909,825

MATERIALS - 2.0%
Chemicals - 1.1%
Air Water, Inc.	100,000	1,518,919
C. Uyemura & Co. Ltd.	185,000	11,426,007
Celanese Corp. Class A	5,000	539,450
CF Industries Holdings, Inc.	265,400	11,884,612
Chokwang Paint Ltd.	50,000	301,973
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	289,959
Daishin-Chemical Co. Ltd. (c)	411,495	4,562,111
Dow, Inc. (a)	16,666	945,462
DowDuPont, Inc.	50,000	1,922,500
Eastman Chemical Co.	50,000	3,944,000
Fuso Chemical Co. Ltd.	200,000	3,554,917
Green Seal Holding Ltd.	55,000	65,853
Hannong Chemicals, Inc. (c)	1,288,000	4,708,241
Hitachi Chemical Co. Ltd.	200,000	5,296,468
Insecticides (India) Ltd.	50,000	447,866
Isamu Paint Co. Ltd. (b)	20,000	607,747
Koatsu Gas Kogyo Co. Ltd.	200,000	1,490,193
KPC Holdings Corp.	12,000	608,242
KPX Green Chemical Co. Ltd.	50,000	159,792
Kukdong Oil & Chemicals Co. Ltd.	100,000	324,739
Kunsul Chemical Industrial Co. Ltd.	5,000	116,623
Kuriyama Holdings Corp.	200,000	1,664,348
LyondellBasell Industries NV Class A	250,000	22,057,500
Nippon Soda Co. Ltd.	160,000	4,402,352
NOF Corp.	260,000	9,231,115
Nutrien Ltd.	120,000	6,508,323
Okamoto Industries, Inc.	2,000	103,236
Scientex Bhd	4,051,200	8,377,739
T&K Toka Co. Ltd.	350,000	3,075,991
Tae Kyung Industrial Co. Ltd.	675,000	3,392,368
Thai Carbon Black PCL (For. Reg.)	50,000	71,278
Thai Rayon PCL NVDR	250,000	307,433
The Mosaic Co.	125,000	3,263,750
Toho Acetylene Co. Ltd.	225,000	2,835,854
Westlake Chemical Corp.	5,000	348,750
Yara International ASA	850,000	38,335,198
Yip's Chemical Holdings Ltd.	3,500,000	1,195,697
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,225,552
		165,112,158
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	26,498
Ibstock PLC (g)	500,000	1,703,024
Imerys SA	10,000	532,536
Mitani Sekisan Co. Ltd.	250,000	6,811,347
Yamau Co. Ltd.	5,000	16,697
Yotai Refractories Co. Ltd.	200,000	935,410
		10,025,512
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	12,014,000	2,909,775
Chuoh Pack Industry Co. Ltd.	12,000	134,333
Crown Holdings, Inc. (a)	1,000	58,130
Groupe Guillin SA	10,000	232,732
Mayr-Melnhof Karton AG	120,000	15,531,917
Packaging Corp. of America	20,000	1,983,200
The Pack Corp.	75,000	2,410,342
WestRock Co.	10,000	383,800
		23,644,229
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (b)	100,000	2,184,000
Ausdrill Ltd.	21,000,770	24,279,368
Castings PLC	75,000	351,102
Chubu Steel Plate Co. Ltd.	458,800	2,557,698
CI Resources Ltd.	400,000	411,691
CK-SAN-ETSU Co. Ltd.	110,000	2,856,771
Compania de Minas Buenaventura SA sponsored ADR	350,000	5,673,500
Mount Gibson Iron Ltd.	25,400,603	21,397,855
Orvana Minerals Corp. (a)	50,000	6,158
Pacific Metals Co. Ltd. (b)	700,999	15,298,071
Rio Tinto PLC sponsored ADR (b)	100,000	5,890,000
Teck Resources Ltd. Class B (sub. vtg.)	50,000	1,182,354
Warrior Metropolitan Coal, Inc.	50,000	1,550,000
		83,638,568
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	88,606

TOTAL MATERIALS		282,509,073

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CorePoint Lodging, Inc.	20,000	250,000
Sabra Health Care REIT, Inc.	101,100	1,977,516
		2,227,516
Real Estate Management & Development - 0.1%
Century21 Real Estate Japan Ltd.	10,000	108,443
CRE, Inc.	10,000	86,808
Housecom Corp. (b)	25,000	305,445
Japan Corporate Housing Service, Inc.	25,000	187,845
Lai Sun Garment (International) Ltd.	205,117	305,395
LSL Property Services PLC	50,000	173,432
Nisshin Fudosan Co. Ltd. (c)	2,850,000	11,589,838
		12,757,206

TOTAL REAL ESTATE		14,984,722

UTILITIES - 1.8%
Electric Utilities - 1.4%
EVN AG	50,000	745,864
Fjordkraft Holding ASA (g)	650,000	2,983,500
PG&E Corp. (a)	2,150,000	48,418,000
PPL Corp.	4,700,134	146,691,182
Public Power Corp. of Greece (a)	25,000	35,330
		198,873,876
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	110,000	3,666,635
China Resource Gas Group Ltd.	2,000,000	9,254,538
GAIL India Ltd. (a)	5,416,666	27,683,350
Hokuriku Gas Co.	75,000	1,989,542
Keiyo Gas Co. Ltd.	15,000	399,928
Seoul City Gas Co. Ltd.	100,000	7,053,204
YESCO Co. Ltd.	240,000	8,597,864
		58,645,061
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	218,315
Thessaloniki Water & Sewage SA (a)	100,000	493,504
		711,819

TOTAL UTILITIES		258,230,756

TOTAL COMMON STOCKS
(Cost $10,347,479,194)		12,283,978,115

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	1,042,765
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	3,307,836
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	144,911

TOTAL INDUSTRIALS		3,452,747

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	8,377,230
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	5,253,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,745,696)		18,126,370

Money Market Funds - 15.8%
Fidelity Cash Central Fund, 2.49% (h)	1,890,295,935	1,890,673,994
Fidelity Securities Lending Cash Central Fund 2.49% (h)(i)	349,713,446	349,748,418
TOTAL MONEY MARKET FUNDS
(Cost $2,240,406,802)		2,240,422,412
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $12,599,631,692)		14,542,526,897
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(334,658,583)
NET ASSETS - 100%		$14,207,868,314

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,896,720 or 0.4% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,931,176
Fidelity Securities Lending Cash Central Fund	2,518,002
Total	$33,449,178

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$7,230,694	$2,156,038	$--	$131,264	$--	$(2,306,073)	$7,080,659
Autohellas SA	17,937,829	--	--	--	--	288,171	18,226,000
Bed Bath & Beyond, Inc.	204,157,000	5,462,312	142,506,072	1,792,000	(70,907,526)	3,794,286	--
Carbo Ceramics, Inc.	22,020,666	--	--	--	--	(15,600,922)	6,419,744
Chori Co. Ltd.	29,068,372	--	--	757,989	--	(5,754,119)	23,314,253
Daihatsu Diesel Manufacturing Co. Ltd.	21,071,949	--	--	388,907	--	(2,550,184)	18,521,765
Daishin-Chemical Co. Ltd.	4,575,671	830,066	--	100,524	--	(843,626)	4,562,111
Estore Corp.	4,319,635	--	1,512,769	68,994	427,369	(1,150,711)	2,083,524
Fuji Corp.	16,821,807	--	--	197,604	--	(2,603,999)	14,217,808
Fujimak Corp.	7,377,543	--	--	133,544	--	(1,540,118)	5,837,425
G-Tekt Corp.	46,772,794	2,374,005	--	993,661	--	(8,748,666)	40,398,133
GameStop Corp. Class A	144,087,996	--	--	11,399,050	--	(57,595,201)	86,492,795
Gendai Agency, Inc.	4,074,587	--	--	171,428	--	(511,142)	3,563,445
GNC Holdings, Inc. Class A	18,887,928	--	--	--	--	(5,702,016)	13,185,912
Green Cross Co. Ltd.	5,010,956	854,436	--	116,644	--	(119,456)	5,745,936
Guess?, Inc.	130,557,856	--	251,993	3,883,860	(118,839)	(13,059,524)	117,127,500
Gwangju Shinsegae Co. Ltd.	18,101,973	--	--	218,611	--	(1,580,663)	16,521,310
Hannong Chemicals, Inc.	5,112,810	--	--	115,231	--	(404,569)	4,708,241
HF Co.	1,873,299	--	--	--	--	(404,564)	1,468,735
Hibbett Sports, Inc.	26,399,385	--	--	--	--	(2,588,175)	23,811,210
Houston Wire & Cable Co.	10,788,000	--	--	--	--	(2,440,785)	8,347,215
Jinro Distillers Co. Ltd.	14,372,906	--	--	467,705	--	(938,571)	13,434,335
Kamei Corp.	29,354,738	--	--	423,361	--	(8,429,203)	20,925,535
Lacroix SA	11,886,806	--	--	214,166	--	(1,667,762)	10,219,044
MegaStudy Co. Ltd.	14,593,862	--	--	320,637	--	(2,081,029)	12,512,833
MegaStudyEdu Co. Ltd.	31,166,266	--	--	657,910	--	5,987,474	37,153,740
Miraial Co. Ltd.	6,111,881	--	--	98,227	--	583,213	6,695,094
Nisshin Fudosan Co. Ltd.	17,561,597	--	--	371,319	--	(5,971,759)	11,589,838
Peyto Exploration & Development Corp.	102,801,079	--	--	3,045,843	--	(46,466,127)	56,334,952
Sansei Co. Ltd.	2,888,700	--	--	69,215	--	155,871	3,044,571
Satsudora Holdings Co. Ltd.	7,630,461	--	--	--	--	(473,946)	7,156,515
TBK Co. Ltd.	8,242,186	--	--	232,244	--	(1,681,748)	6,560,438
Tessi SA	42,638,167	--	--	8,242,288	--	(14,962,627)	27,675,540
Tokatsu Holdings Co. Ltd.	1,202,880	--	--	20,357	--	(199,693)	1,003,187
Treasure Factory Co. Ltd.	6,322,944	--	159,284	111,748	(102,523)	(544,283)	5,516,854
Uchida Esco Co. Ltd.	4,831,912	--	--	--	--	(304,558)	4,527,354
Yorozu Corp.	29,416,018	--	--	687,817	--	(2,565,800)	26,850,218
Zappallas, Inc.	3,698,967	--	335,330	--	(759,177)	1,156,930	3,761,390
Total	$1,080,970,120	$11,676,857	$144,765,448	$35,432,148	$(71,460,696)	$(199,825,674)	$676,595,159

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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